Derivatives, Sold and Purchased Credit Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	$ 12	$ 76
Fair value liability	65	182
Notional amount Protection sold	12,215	11,741
Notional amount Protection purchased with identical underlyings	2,835	3,898
Notional Net protection sold	9,380	7,843
Notional Other protection purchased	22,595	17,082
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	6,742	6,629
Corporate bonds [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	8	38
Fair value liability	1	59
Notional amount Protection sold	2,855	2,037
Notional amount Protection purchased with identical underlyings	1,885	1,374
Notional Net protection sold	970	663
Notional Other protection purchased	$ 2,447	$ 1,460
Corporate bonds [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2020	Jan. 01, 2019
Corporate bonds [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2029	Dec. 31, 2027
Corporate bonds [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 707	$ 441
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	0	0
Fair value liability	25	62
Notional amount Protection sold	74	133
Notional amount Protection purchased with identical underlyings	63	121
Notional Net protection sold	11	12
Notional Other protection purchased	$ 111	$ 113
Structured products [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2022	Jan. 01, 2022
Structured products [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2047	Dec. 31, 2047
Structured products [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 69	$ 128
Default swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	1	37
Fair value liability	0	1
Notional amount Protection sold	2,542	3,618
Notional amount Protection purchased with identical underlyings	550	1,998
Notional Net protection sold	1,992	1,620
Notional Other protection purchased	$ 8,105	$ 2,896
Default swap [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2020	Jan. 01, 2019
Default swap [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2029	Dec. 31, 2028
Default swap [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 120	$ 582
Commercial [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	3	1
Fair value liability	26	49
Notional amount Protection sold	322	389
Notional amount Protection purchased with identical underlyings	296	363
Notional Net protection sold	26	26
Notional Other protection purchased	$ 50	$ 51
Commercial [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2047	Jan. 01, 2047
Commercial [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2058	Dec. 31, 2058
Commercial [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 67	$ 109
Asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	0	0
Fair value liability	8	9
Notional amount Protection sold	41	42
Notional amount Protection purchased with identical underlyings	41	42
Notional Net protection sold	0	0
Notional Other protection purchased	$ 1	$ 1
Asset-backed securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2045	Jan. 01, 2045
Asset-backed securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2046	Dec. 31, 2046
Asset-backed securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 41	$ 42
Other credit derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	0	0
Fair value liability	5	2
Notional amount Protection sold	6,381	5,522
Notional amount Protection purchased with identical underlyings	0	0
Notional Net protection sold	6,381	5,522
Notional Other protection purchased	$ 11,881	$ 12,561
Other credit derivatives [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2020	Jan. 01, 2018
Other credit derivatives [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2049	Dec. 31, 2048
Other credit derivatives [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 5,738	$ 5,327